RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS

Note 16 — Related Party Transactions

During the normal course of business, Orange Grove may purchase used vehicles from CarLotz, Inc. as well as sell off-lease vehicles through CarLotz, Inc. These transactions were immaterial prior to the consolidation of Orange Grove, and the transactions were handled as any other third party with terms the same as other customers. Subsequent to the Company becoming sole member of Orange Grove on September 13, 2018, such sales have been eliminated in consolidation.

Prior to becoming the sole member of Orange Grove and as part of the arrangement with the previous majority owner, Orange Grove paid a management fee to CarLotz, Inc. and reimbursed CarLotz, Inc. for the salaries and expenses of the employees dedicated to the business of the fleet vehicle joint venture. For the year ended December 31, 2018, management fee income received from Orange Grove was approximately $127, and expense reimbursements totaled approximately $250. The management fee and expense reimbursement ceased when CarLotz, Inc. became the sole member of Orange Grove.

The Company incurs monthly management fees of $21 payable to the holders of Series A Preferred Stock, or approximately $250 per year, payable to the holder of Series A Preferred Stock, of which $331 and $250 is accrued as of December 31, 2020 and 2019, respectively. The management fee expenses are reflected as Management fee expense — related party on the accompanying consolidated statements of operations.

The Company has a payable to the holder of Series A Preferred Stock, totaling approximately $5,100 and $3,100 as of December 31, 2020 and 2019, respectively, which is included in Accrued expenses — related party on the accompanying consolidated balance sheets.

Subsequent to year end December 31, 2020, and as a result of the Acamar Partners Acquisition Corp. Merger, the monthly management fees incurred and payable amount due to the holder of Series A Preferred Stock were settled and the agreement was terminated. See Note 23 - Subsequent Events for additional detail.

CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp.
RELATED PARTY TRANSACTIONS

NOTE 4. RELATED PARTY TRANSACTIONS

Founder Shares

On November 15, 2018, the Sponsor purchased 8,625,000 shares (the “Founder Shares”) of the Company’s Class B common stock for an aggregate price of $25,000. The Founder Shares converted into Class A common stock upon consummation of the Merger on a one-for-one basis.

The Founder Shares included an aggregate of up to 1,125,000 shares subject to forfeiture to the extent that the underwriters’ option to purchase additional Units was not exercised in full or in part, so that the Initial Stockholders would own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Initial Stockholders did not purchase any Public Shares in the Initial Public Offering). On April 9, 2019, as a result of the underwriters' election to partially exercise their option to purchase additional Units, 985,670 Founder Shares were forfeited and 139,330 Founder Shares are no longer subject to forfeiture, resulting in an aggregate of 7,639,330 Founder Shares issued and outstanding.

The Initial Stockholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30‑trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Private Placement

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 6,000,000 Private Placement Warrants at a price of $1.50 per Private Placement Warrant, for an aggregate purchase price of $9,000,000. On April 9, 2019, in connection with the underwriters’ election to partially exercise their option to purchase additional Units, the Company sold an additional 74,310 Private Placement Warrants to the Sponsor, at a price of $1.50 per Private Placement Warrant, generating gross proceeds of $111,465. Each Private Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share. The proceeds from the Private Placement Warrants were added to the proceeds from the Initial Public Offering held in the Trust Account.

Administrative Support Agreement

The Company entered into an agreement whereby, commencing on the February 21, 2019 through the earlier of the Company’s consummation of a Business Combination and its liquidation, the Company agreed to pay an affiliate of the Sponsor a total of $37,000 per month for office space, administrative support and salaries to be paid to employees of such affiliate for due diligence and related services in connection with the Company’s search for a target company (although no salaries or fees will be paid from the monthly fee to members of the Company’s management team). For the years ended December 31, 2020 and 2019, the Company incurred $444,000 and $370,000 in fees for these services, respectively. At December 31, 2020 and 2019, $32,000 and $0, respectively, are included in accrued expenses in the accompanying consolidated balance sheets. Upon the Closing of the Mergers, the Company ceased paying these monthly fees.

Advance from Related Party

The Sponsor advanced the Company an aggregate of $77,389 to cover expenses related to the Initial Public Offering. The advances were non-interest bearing and due on demand. The advances were repaid on February 27, 2019.

Promissory Note — Related Party

On November 19, 2018, the Sponsor agreed to loan the Company an aggregate of up to $400,000 to cover expenses related to the Initial Public Offering (the “Promissory Note”). The Promissory Note was non-interest bearing and payable on the earlier of June 30, 2019 or the completion of the Initial Public Offering. The borrowings outstanding under the Promissory Note of $400,000 were repaid on February 27, 2019.